Retirement benefits obligations (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Retirement benefits obligations
Decrease in defined benefit obligation	SFr (1.7)
Decrease in fair value of plan assets	SFr (0.5)
Discount rate	2.00%	0.35%